Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Parenthetical) (Detail)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Interest rate on convertible senior notes	0.50%	0.50%	0.50%